WARRANTS (Details 1) - $ / shares	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Exercise prices	$ 23.70	$ 25.50
Number of shares	187,342	178,675
WarrantExercisableOneMember
Exercise prices	$ 8.25
Number of shares	30,334
Weighted average remaining life (years)	5 years 1 month 2 days
Exercisable number of shares	30,334
WarrantExercisableTwoMember
Exercise prices	$ 10.20
Number of shares	14,668
Weighted average remaining life (years)	1 year 8 months 16 days
Exercisable number of shares	14,668
WarrantExercisableThreeMember
Exercise prices	$ 10.50
Number of shares	124,029
Weighted average remaining life (years)	5 years 1 month 2 days
Exercisable number of shares	124,029
WarrantExercisableFourMember
Exercise prices	$ 13.65
Number of shares	99,826
Weighted average remaining life (years)	1 year 11 months 5 days
Exercisable number of shares	99,826
WarrantExercisableFiveMember
Exercise prices	$ 21.00
Number of shares	52,427
Weighted average remaining life (years)	1 year 5 months 27 days
Exercisable number of shares	52,427
WarrantExercisableSixMember
Exercise prices	$ 22.50
Number of shares	224,755
Weighted average remaining life (years)	3 years 3 months 7 days
Exercisable number of shares	224,755
WarrantExercisableSeven [Member]
Exercise prices	$ 31.50
Number of shares	31,498
Weighted average remaining life (years)	2 years 11 months 16 days
Exercisable number of shares	31,498
WarrantExercisableEight [Member]
Exercise prices	$ 37.50
Number of shares	1,733
Weighted average remaining life (years)	2 years 10 months 13 days
Exercisable number of shares	1,733
WarrantExercisableNine [Member]
Exercise prices	$ 45.00
Number of shares	1,334
Weighted average remaining life (years)	1 year 11 months 1 day
Exercisable number of shares	1,334